Note 5 - Risk Management and Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of fair value measurement of assets [text block]
January 31, 201 8	Level 1	Level 2	Level 3	Total
Cash	$873,863	$-	$-	$873,863
January 31, 201 7	Level 1	Level 2	Level 3	Total
Cash	$956	$-	$-	$956

Disclosure of financial liabilities [text block]
	0 to 3 months	3 to 6 months	6 to 12 months	Total

Accounts payable and accrued liabilities	$45,600	$-	$-	$45,600
	$45,600	$-	$-	$45,600
	0 to 3 months	3 to 6 months	6 to 12 months	Total

Accounts payable and accrued liabilities	$338,751	$-	$-	$338,751
Due to related parties	-	-	138,426	138,426
	$338,751	$-	$138,426	$477,177